SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Dec. 04, 2014	Jul. 25, 2013
SHAREHOLDERS' EQUITY
Preferred stock, shares authorized	5,000,000
Preferred stock, par value (in dollars per share)	$ 1
Preferred stock, outstanding shares	0
Repurchase of common stock	7,400,000
Repurchase of common stock, value	$ 355.5	$ 283.5	$ 235.2
Share repurchase authorized amount				500	400
Share repurchase remained authorized amount	$ 600